11. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Balance, December 31, 2013	$ 16,600,500
Level 3
Balance, January 1, 2013
Transfers Into Level 3
Transfers Out of Level 3
Total net gains (losses)
Net income
Other comprehensive income
Purchases, sales, issues and settlements
Purchases
Issues	16,600,500
Sales
Settlements
Balance, December 31, 2013	$ 16,600,500